Supplement dated March 24, 2026 to the

Prospectus and Statement of Additional Information, each dated January 26, 2026.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 2X Long BTBT Daily ETF
Tradr 2X Long BTDR Daily ETF
Tradr 2X Long BYND Daily ETF
Tradr 2X Long CCJ Daily ETF
Tradr 2X Long CDE Daily ETF
Tradr 2X Long CLF Daily ETF
Tradr 2X Long EOSE Daily ETF
Tradr 2X Long HUT Daily ETF
Tradr 2X Long INDI Daily ETF
Tradr 2X Long POET Daily ETF
Tradr 2X Long QMCO Daily ETF
Tradr 2X Long RR Daily ETF
Tradr 2X Long SEDG Daily ETF
Tradr 2X Long SERV Daily ETF
Tradr 2X Long UUUU Daily ETF
Tradr 2X Long WYFI Daily ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.